24. Equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfEquityLineItems [Line Items]
Other comprehensive loss, beginning	R$ (538,101)	R$ (825,648)
Actuarial gains (losses)	(10,994)	287,547	R$ (472,266)
Other comprehensive loss, ending	(549,095)	(538,101)	(825,648)
Funded plan - G1
SummaryOfEquityLineItems [Line Items]
Other comprehensive loss, beginning	70,927
Actuarial gains (losses)	(211)
Other comprehensive loss, ending	70,716	70,927
Unfunded plan
SummaryOfEquityLineItems [Line Items]
Other comprehensive loss, beginning	(609,028)	(660,563)
Actuarial gains (losses)	(10,783)	(51,535)
Other comprehensive loss, ending	R$ (619,811)	R$ (609,028)	R$ (660,563)